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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [_] Amendment Number : ------------------------------

   This Amendment (Check only one.):          [_] is a restatement
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       9

Form 13F Information Table Value Total:    133,086
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------               -------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                      VOTING AUTHORITY
                                                                                                     -------------------
                         TITLE OF                VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER             CLASS       CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------         -------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
FORD MTR CO DEL        COM PAR $0.01  345370860   1,045  110,902   SH               SOLE             110,902   0     0
ISHARES INC             MSCI GERMAN   464286806   6,096  184,000   SH               SOLE             184,000   0     0
ISHARES INC             MSCI JAPAN    464286848   5,220  359,770   SH               SOLE             359,770   0     0
ISHARES TR             MSCI EAFE IDX  464287465  21,077  260,950   SH               SOLE             260,950   0     0
ISHARES TR             RUSSELL 3000   464287689  14,012  161,000   SH               SOLE             161,000   0     0
ISHARES TR              S&P500 GRW    464287309   8,036  117,000   SH               SOLE             117,000   0     0
POWERSHARES QQQ TRUST   UNIT SER 1    73935A104  23,172  486,815   SH               SOLE             486,815   0     0
SPDR TR                 UNIT SER 1    78462F103  51,355  341,385   SH               SOLE             341,385   0     0
WAL MART STORES INC         COM       931142103   3,073   63,875   SH               SOLE              63,875   0     0